LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF LEASE LIABILITIES

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2021	2022
	S$	S$

At beginning of year	31,122	23,131
Currency realignment	(535)	(1,157)
Interest charged (Note 19)	1,289	896
Payment made	(8,745)	(8,451)
At end of year	23,131	14,419

SCHEDULE OF CONSOLIDATED STATEMENT OF FINANCIAL POSITIONS
Current	7,813	7,710
Non-current	15,318	6,709
Total	23,131	14,419